Equity Incentive Plan	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Equity Incentive Plan

NOTE 16 - EQUITY INCENTIVE PLAN

At the Company’s 2014 annual meeting, the shareholders adopted the Company’s 2014 Incentive Plan (“2014 Incentive Plan”). The 2014 Incentive Plan authorizes the Company to grant options, stock awards, stock units and other awards for up to 375,000 common shares of the Company. There were 317,280 shares available for grants under this plan at December 31, 2016.

During each of the last two years, the Board of Directors has awarded restricted common shares to senior officers of the Company. The restricted shares vest ratably over a three-year period following the grant date. The product of the number of restricted shares granted and the grant date market price of the Company’s common shares determines the fair value of restricted shares under the Company’s 2014 Incentive Plan. Management recognizes compensation expense for the fair value of restricted shares on a straight-line basis over the requisite service period for the entire award.

On March 17, 2015, certain officers were awarded an aggregate of 16,983 restricted common shares, of which 5,657 shares vested on January 2, 2016.

On January 4, 2016, directors of the Company’s banking subsidiary, Civista, were paid a retainer in the form of non-restricted common shares of the Company. The aggregate of 2,730 common shares were issued to Civista directors as payment of their retainer for their service on the Civista Board of Directors covering the period up to the 2016 Annual Meeting. This issuance was expensed in its entirety when the shares were issued in the amount of $32.

On January 15, 2016, certain of the Company’s lending officers were awarded an aggregate of 12,734 restricted common shares under the 2014 Incentive Plan. These restricted shares vest over a 5-year service period, with 20% each vesting on January 2 of 2017, 2018, 2019, 2020 and 2021.

On March 11, 2016, senior officers were awarded an aggregate of 16,130 restricted common shares, which vest over a three-year service period, with one third each vesting on January 2 of 2017, 2018 and 2019.

Finally, on May 17, 2016, directors of the Company’s banking subsidiary, Civista, were paid a retainer in the form of non-restricted common shares of the Company. The aggregate of 12,285 common shares were issued to Civista directors as payment of their retainer for their service on the Civista Board of Directors covering the period up to the 2017 Annual Meeting. This issuance was expensed in its entirety when the shares were issued in the amount of $130.

No options had been granted under the 2014 Incentive Plan as of December 31, 2016 and 2015.

The Company classifies share-based compensation for employees with “Salaries, wages and benefits” in the consolidated statements of operations. Additionally, generally accepted accounting principles require the Company to report: (1) the expense associated with the grants as an adjustment to operating cash flows, and (2) any benefits of realized tax deductions in excess of previously recognized tax benefits on compensation expense as a financing cash flow.

The following is a summary of the status of the Company’s restricted shares, and changes therein during the twelve months ended December 31, 2016 and 2015:

	December 31, 2016		December 31, 2015
	Number of Restricted Shares	Weighted Average Grant Date Fair Value	Number of Restricted Shares	Weighted Average Grant Date Fair Value
Nonvested at beginning of period	16,983	$10.82	—	$—
Granted	28,864	10.75	16,983	10.82
Vested	(5,657)	10.82	—	—
Forfeited	(3,140)	10.87	—	—

Nonvested at December 31, 2016	37,050	10.77	16,983	10.82

During the twelve-month period ended December 31, 2016, the Company recorded $323 of share-based compensation expense for shares granted under the 2014 Incentive Plan. At December 31, 2016, the expected future compensation expense relating to the 16,983 restricted shares awarded in 2015 is $37 over the remaining vesting period of 1.00 years. The expected future compensation expense relating to the 16,130 restricted shares awarded in 2016 to the officers and Civista directors is $67 over the remaining vesting period of 2.00 years. The expected future compensation expense relating to the 12,734 restricted common shares awarded to lending officers of the Company in 2016 is $89 over the remaining vesting period of 4.00 years. On May 13, 2016, an agreement was signed thereby ending the employment of a grantee of restricted shares. As a result, a total of 666 restricted shares granted, but unvested, were forfeited. On September 19, 2016, a lending officer and restricted share grantee left the company. As a result, a total of 916 restricted shares granted, but unvested, were forfeited. Finally, on November 3, 2016, a lending officer and restricted share grantee left the company. As a result, a total of 1,558 restricted shares granted, but unvested, were forfeited.